Pension Plan (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Defined Contribution Plan, Employer Matching Contribution, Percent	20.00%	20.00%
Expenses related to defined contribution plan	¥ 1,384	$ 199	¥ 1,238	¥ 1,097